Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 23, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 22,960	$ 19,517	$ 16,322	$ 19,156	$ 15,871	$ 14,268	$ 11,640	$ 12,658		$ 10,607	$ 9,777	$ 10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,092	18,269	15,507	18,107	15,521	13,974	11,603	12,380		10,606	9,821	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 18,398	16,458	14,358	16,729	15,008	13,525	11,524	12,054		10,616	9,881	10,000
Class II
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 15,935	14,282	12,498	14,588	13,128	11,852	10,135	10,618	$ 10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721		11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721		11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721		11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 26,291	21,234	16,859	20,866	16,605	13,735	10,483	11,065	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 23,638	20,632	17,154	20,729	17,708	15,189	12,128	13,053		11,031	9,936	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687		10,321	10,055	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 21,460	19,045	16,150	19,323	16,942	14,660	11,961	12,662		10,945	9,972	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687		10,321	10,055	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 18,354	16,749	14,622	17,267	15,749	13,850	11,661	12,140		10,827	9,982	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687		10,321	10,055	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761		$ 11,308	$ 10,092	$ 10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 15,952	14,556	12,707	15,008	13,688	12,037	10,133	10,549	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,769	10,635	10,078	11,586	11,768	10,947	10,068	10,066	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 27,016	$ 21,698	$ 17,150	$ 21,205	$ 16,768	$ 13,859	$ 10,544	$ 11,074	$ 10,000